Alliance
Municipal
Trust
--New Jersey Portfolio

                                        Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                   Yield             Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS - 79.3%
            GEORGIA - 1.5%
            Fulton County Family
            Housing Authority
            (Hickory Park Apts.
            Project)
            Series 02 A AMT
$    4,000  6/01/27 (b)..................   1.80%     $  4,000,000
                                                      ------------
            MINNESOTA - 0.5%
            Minneapolis MFHR
            (Gateway Real Estate
            LLC) Series 02 AMT
     1,350  10/01/32 (b).................   1.75         1,350,000
                                                      ------------
            NEW JERSEY - 75.0%
            Atlantic City
            Improvement Authority
            (Pooled Govt. Loan
            Program) Series 86
     4,000  7/01/26 (b)..................   1.50         4,000,000
            Bergen County
            Improvement Authority
            (Kentshire Apts. Proj.)
            Series 01 AMT
     6,000  3/15/34 (b)..................   1.60         6,000,000
            Brick Township BAN
            Series 02
     6,962  2/18/03......................   1.70         6,964,192
            Cranbury Township
            BAN
            Series 02
     4,702  1/10/03......................   1.32         4,703,033
            East Brunswick
            Township BAN
            Series 02
     8,000  7/11/03......................   1.55         8,038,915
            Hudson County
            Improvement Authority
            (Essential Purpose
            Pooled Govt.)
            Series 86
     5,800  7/15/26 (b)..................   1.50         5,800,000
            Jersey City GO BAN
            Series 02
     4,500  9/12/03......................   1.55         4,529,151
            Jersey City
            Redevelopment Agency
            (Dixon Mill Apartments
            Project) Series 00A
     4,135  5/15/30 (b)..................   1.50         4,135,000
            Jersey City Water GO
            BAN
            Series 02
     7,500  9/12/03......................   1.78         7,513,814
            Kenilworth New Jersey
            BAN
            Series 02
     2,685  8/27/03......................   1.38         2,690,895
            Montclair New Jersey
            Temporary Notes GO
            Series 02
     7,784  6/27/03......................   1.56         7,818,719
            New Jersey Economic
            Development Authority
            (Bancroft Neurohealth
            Project) Series 02
     2,160  11/01/27 (b).................   1.57         2,160,000
            New Jersey Economic
            Development Authority
            (Economic
            Growth-Kirker Ent.)
            Series 96 AMT
       600  1/01/05 (b)..................   1.60           600,000
            New Jersey Economic
            Development Authority
            (Economic Growth-Mona
            Industries) Series 96 AMT
     2,000  1/01/16 (b)..................   1.60         2,000,000
            New Jersey Economic
            Development Authority
            (Encap Golf Holdings
            Project) Series 01B AMT
    19,350  10/01/11 (b).................   1.55        19,350,000
            New Jersey Economic
            Development Authority
            (Flexo-Craft Printers)
            Series B AMT
       805  8/01/04 (b)..................   1.80           805,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                         New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                   Yield             Value
--------------------------------------------------------------------------------
            New Jersey Economic
            Development Authority
            (Geriatric Services
            Housing Corp., Inc.)
            Series 01
$    7,740  11/01/31 (b).................   1.40%     $  7,740,000
            New Jersey Economic
            Development Authority
            (Job Haines Home
            Project) Series 98
     1,940  2/01/28 (b)..................   1.55         1,940,000
            New Jersey Economic
            Development Authority
            (Mercer Street Friends
            Project) Series 96-F
     1,015  11/01/16 (b).................   1.55         1,015,000
            New Jersey Economic
            Development Authority
            (Prebyterian Homes)
            Series 02B
    10,000  12/01/32 (b).................   1.57        10,000,000
            New Jersey Economic
            Development Authority
            (Republic Services, Inc.)
            Series 01 AMT
     8,000  8/01/13 (b)..................   1.55         8,000,000
            New Jersey Economic
            Development Authority
            (Stone Brothers
            Secaucus LLC)
            Series 01 AMT
     1,860  9/01/21 (b)..................   1.62         1,860,000
            New Jersey Economic
            Development Authority
            (The Homasote Co.
            Project) Series 96-E AMT
     1,935  11/01/06 (b).................   1.65         1,935,000
            New Jersey Economic
            Development Authority
            (The Montclair Art
            Museum) Series 00
     6,000  6/01/20 (b)..................   1.50         6,000,000
            New Jersey Economic
            Development Authority
            (Thermal Energy Ltd.
            Partnership)
            Series 95 AMT
     3,000  12/01/09 (b).................   1.55         3,000,000
            New Jersey Economic
            Development Authority
            (Thermal Energy Ltd.)
            AMT
    10,500  12/01/31 (b).................   1.55        10,500,000
            New Jersey Economic
            Development Authority
            (Vahariolos Partners
            Project) Series H AMT
     1,670  11/01/16 (b).................   1.65         1,670,000
            New Jersey Economic
            Development
            Authority PCR
            (Hoffman-LA
            Roche, Inc.)
     2,800  2/01/05 (b)..................   1.60         2,800,000
            New Jersey Educational
            Facilities Authority
            (Princeton University)
            Series 01B
     2,000  7/01/21 (b)..................   1.65         2,000,000
            New Jersey Health Care
            Facilities
            (Hackettstown
            Community Hospital)
            Series 00
     5,850  7/01/30 (b)..................   1.55         5,850,000
            New Jersey Health Care
            Facilities
            (Hospital Capital Asset
            Financing) Series 85B
     3,000  7/01/35 (b)..................   1.50         3,000,000
            New Jersey Health Care
            Facilities
            (St. Peter's University
            Hospital) Series 00B
    11,900  7/01/30 (b)..................   1.55        11,900,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                   Yield             Value
--------------------------------------------------------------------------------
            New Jersey Health Care
            Facilities
            (Wiley Mission Project)
            Series 02
$    3,000  7/01/29 (b)..................   1.52%     $  3,000,000
            New Jersey State
            Educational Facilities
            Authority
            (Centenary College)
            Series 00F
     5,270  10/01/20 (b).................   1.55         5,270,000
            New Jersey State GO
            Series 96E
    11,330  7/15/03......................   1.35        11,607,336
            New Jersey
            Transportation Funding
            Authority
            (Transportation
            Systems Bonds)
            Series B MBIA
     1,920  6/15/03......................   1.18         1,963,585
            Parsippany Troy Hills
            Township
            Series 92
     2,000  4/01/03......................   1.10         2,023,347
            Salem County PCR
            (Dupont Corp.)
            Series 82A
     2,400  3/01/12 (b)..................   1.40         2,400,000
            Tewksbury Township
            BAN
            Series 02
     2,569  8/20/03......................   1.40         2,586,245
                                                      ------------
                                                       195,169,232
                                                      ------------
            NORTH
            CAROLINA - 0.1%
            City of Durham
            Water & Sewer Revenue
            (Utility Systems
            Revenue)
            Series 95
       200  12/01/15 (b).................   1.65           200,000
                                                      ------------
            TEXAS - 1.2%
            Gulf Coast IDR
            (Amoco Oil. Project)
            Series 93 AMT
     3,000  4/01/28 (b)..................   1.80         3,000,000
                                                      ------------
            WISCONSIN - 1.0%
            Franklin IDR
            (Nowakowski Inc.
            Project)
            Series 98 AMT
     1,385  12/01/18 (b).................   1.70         1,385,000
            River Falls IDR
            (M & O Properties
            Project LLC)
            Series A
     1,240  10/01/20 (b).................   1.70         1,240,000
                                                      ------------
                                                         2,625,000
                                                      ------------
            Total Municipal Bonds
            (amortized cost
            $206,344,232)................              206,344,232
                                                      ------------
            COMMERCIAL
            PAPER - 20.7%
            COLORADO - 3.9%
            Denver Airport
            (Subordinate Revenue
            Bond) Series 00A AMT
     8,200  3/14/03......................   1.35         8,200,000
            Denver Airport
            (Subordinate Revenue
            Bond) Series 00A AMT
     2,000  1/21/03......................   1.55         2,000,000
                                                      ------------
                                                        10,200,000
                                                      ------------
            FLORIDA - 3.1%
            Miami-Dade Aviation
            (Miami International
            Airport) Series A AMT
     8,000  2/11/03......................   1.30         8,000,000
                                                      ------------
            ILLINOIS - 0.8%
            Illinois Educational
            Facilities Authority
            (Pooled Financing
            Program)
     2,000  2/12/03......................   1.25         2,000,000
                                                      ------------
            MINNESOTA - 1.0%
            St. Paul Metropolitan
            Airport Minneapolis
            (Sub Revenue Notes)
            Series A
     2,600  2/13/03......................   1.25         2,600,000
                                                      ------------

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                         New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                   Yield             Value
--------------------------------------------------------------------------------
            NEW JERSEY - 6.8%
            New Jersey Economic
            Development Authority
            (Chamber Cogeneration)
            Series 91 AMT
$    5,000  3/13/03......................   1.25%     $  5,000,000
            New Jersey Economic
            Development Authority
            (Keystone Project)
            Series 1992
     4,000  3/03/03......................   1.25         4,000,000
            New Jersey Economic
            Development Authority
            (Keystone Project)
            Series 1992
     4,000  3/12/03......................   1.25         4,000,000
            New Jersey Educational
            Facilities Authority
            (Princeton University)
            Series 97A
     4,700  1/15/03......................   1.05         4,700,000
                                                      ------------
                                                        17,700,000
                                                      ------------
            NEW YORK - 3.0%
            Port Authority of
            New York & New Jersey
            AMT
     3,065  2/03/03......................   1.20         3,065,000

            Port Authority of
            New York & New Jersey
            AMT
     1,010  2/14/03......................   1.25         1,010,000
            Port Authority of
            New York & New Jersey
            AMT
     3,715  1/10/03......................   1.40         3,715,000
                                                      ------------
                                                         7,790,000
                                                      ------------
            TEXAS - 2.1%
            Texas Public Finance
            Authority
            Series B
     5,500  1/17/03......................   1.80         5,500,000
                                                      ------------
            Total Commercial Paper
            (amortized cost
            $53,790,000).................               53,790,000
                                                      ------------
            TOTAL
            INVESTMENTS - 100.0%
            (amortized cost
            $260,134,232)................              260,134,232
            Other assets less
            liabilities - 0.0%...........                  123,213
                                                      ------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            260,257,445 shares
            outstanding).................             $260,257,445
                                                      ============
--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   -  Alternative Minimum Tax
     BAN   -  Bond Anticipation Note
     GO    -  General Obligation
     IDR   -  Industrial Development Revenue
     MBIA  -  Municipal Bond Investors Assurance
     MFHR  -  Multi-Family Housing Revenue
     PCR   -  Pollution Control Revenue

     See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2002 (unaudited)              New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                     $ 1,997,276
EXPENSES
   Advisory fee (Note B) .....................................   $   714,848
   Distribution assistance and administrative service (Note C)       641,233
   Transfer agency (Note B) ..................................        54,590
   Custodian fees ............................................        45,535
   Registration fees .........................................        20,682
   Printing ..................................................        15,616
   Audit and legal fees ......................................         9,808
   Trustees' fees ............................................         1,140
   Miscellaneous .............................................         4,780
                                                                 -----------
   Total expenses ............................................     1,508,232
   Less: expense reimbursement (Note B) ......................       (78,536)
                                                                 -----------
   Net expenses ..............................................                       1,429,696
                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                     $   567,580
                                                                                   ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                              Six Months Ended
                                                              December 31, 2002   Year Ended
                                                                (unaudited)      June 30, 2002
                                                               =============     =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................... $     567,580     $   2,378,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .....................................      (567,580)       (2,378,117)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E) .....................................   (39,869,817)      (37,011,845)
                                                               -------------     -------------
   Total decrease ............................................   (39,869,817)      (37,011,845)
NET ASSETS
   Beginning of period .......................................   300,127,262       337,139,107
                                                               -------------     -------------
   End of period ............................................. $ 260,257,445     $ 300,127,262
                                                               =============     =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2002 (unaudited)                               New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a Series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $78,536.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $15,000 for the six months ended December 31, 2002.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $357,424. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $283,809, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $260,257,445. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended   Year Ended
                                                 December 31, 2002   June 30,
                                                    (unaudited)        2002
                                                   ============    ============
Shares sold ....................................    300,556,885     617,553,725
Shares issued on reinvestments of dividends ....        567,580       2,378,117
Shares redeemed ................................   (340,994,282)   (656,943,687)
                                                   ------------    ------------
Net decrease ...................................    (39,869,817)    (37,011,845)
                                                   ============    ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                             Ended
                                           December 31,                               Year Ended June 30,
                                               2002          =======================================================================
                                           (unaudited)          2002           2001           2000           1999           1998
                                           ==========        ==========     ==========     ==========     ==========     ==========
Net asset value, beginning of period       $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income (a) ..........             .002              .007           .027           .026           .022           .026
                                           ----------        ----------     ----------     ----------     ----------     ----------
Less: Dividends
Dividends from net investment income            (.002)            (.007)         (.027)         (.026)         (.022)         (.026)
                                           ----------        ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .....       $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ==========        ==========     ==========     ==========     ==========     ==========
Total Return
Total investment return based on net
    asset value (b) ................              .20%              .73%          2.71%          2.63%          2.21%          2.67%
Ratios/Supplemental Data
Net assets, end of period
    (000's omitted) ................         $260,257          $300,127       $337,139       $281,578       $220,865       $151,617
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ...............             1.00%(c)          1.00%          1.00%          1.00%          1.00%           .94%
    Expenses, before waivers and
      reimbursements ...............             1.05%(c)          1.04%          1.03%          1.07%          1.09%          1.07%
    Net investment income (a) ......              .40%(c)           .74%          2.65%          2.61%          2.16%          2.63%


--------------------------------------------------------------------------------
(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distribution or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================
Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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


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

Alliance Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|
Fund Code |9|  |2|  |#|
For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJSR1202